- Principal Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2019	$ 334,855
2020	308,917
2021	111,880
2022	343,737
2023	481,859
Thereafter	1,740,471
Total, including adjustment	$ 3,321,719